10. Commitments (Tables) (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
Licensing and Royalty Agreement
Year Ended December 31,
2014	$—
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	$9,700,000

Net Sales in Contract Year	Percentage of the Contract Year Net Sales owed to GE

$0 - $50,000,000	7%
$50,000,001 - $100,000,000	6%
$100,000,001 +	5%

For Net Sales Made	Payment Due Date

December 1 - February 28/29	26 - Mar
March 1 - May 30	26 - Jun
June 1 - August 31	26 - Sep
September 1 - November 30	26 - Dec

Minimum Rent Obligations
2014	$81,000
2015	83,000
2016	86,000
2017	22,000
Total	$272,000

2014 (9 months)	$61,000
2015	83,000
2016	86,000
2017	22,000
Total	$252,000